UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 July 2, 2006 to August 1, 2006

 Commission File Number of issuing entity: 333-127352-24

 Luminent Mortgage Trust 2006-2
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-127352

 Greenwich Capital Acceptance, Inc.
 (Exact name of depositor as specified in its charter)

 Luminent Mortgage Capital, Inc.
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2195465
 54-2195467
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A1A                              _____    _____    __X___    ____________
  A1B                              _____    _____    __X___    ____________
  A1C                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  B-4                              _____    _____    __X___    ____________
  B-5                              _____    _____    __X___    ____________
  B-6                              _____    _____    __X___    ____________
  PO                               _____    _____    __X___    ____________
  A-R                              _____    _____    __X___    ____________
  X                                _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On August 25, 2006 a distribution was made to holders of Luminent Mortgage Trust 2006-2.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 7. Significant Enhancement Provider Information

The unaudited condensed consolidated balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed consolidated statements of operations and comprehensive income for the six months ended June 30, 2006 and June 30, 2005, the unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2006 and June 30, 2005, all of Financial Security Assurance Inc. and its subsidiaries are incorporated herein by reference from
Exhibit 99.1 of the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd., as filed with the Commission on August 14, 2006.

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Luminent Mortgage Trust 2006-2, relating to the August 25, 2006 distribution.

       (99.2) Copy of the unaudited condensed consolidated balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed consolidated statements of operations and comprehensive income for the six months ended June 30, 2006 and June 30, 2005, the unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2006 and June 30, 2005, all of Financial Security Assurance Inc. and its subsidiaries are incorporated herein by reference from
               Exhibit 99.1 of the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd., as filed with the Commission on August 14, 2006.


    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Luminent Mortgage Trust 2006-2
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Diane Courtney
 Diane Courtney, Vice President

 Date: September 1, 2006

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Luminent Mortgage Trust 2006-2, relating to the August 25, 2006 distribution.

 EX-99.2 Copy of the unaudited condensed consolidated balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed consolidated statements of operations and comprehensive income for the six months ended June 30, 2006 and June 30, 2005, the unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2006 and June 30, 2005, all of Financial Security Assurance Inc. and its subsidiaries are incorporated herein by reference from Exhibit 99.1 of the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd., as filed with the Commission on August 14, 2006.


 EX-99.1


Luminent Mortgage Capital
Mortgage Loan Pass-Through Certificates



Distribution Date:       8/25/2006


Luminent Mortgage Capital
Mortgage Loan Pass-Through Certificates
Series 2006-2


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                           Certificateholder Distribution Summary

        Class                   CUSIP     Certificate           Beginning           Interest
                                         Pass-Through         Certificate       Distribution
                                                 Rate             Balance
         A1A                550279BA0        5.58500%      420,081,000.53       2,020,297.89
         A1B                550279BB8        5.66500%      175,033,750.22         853,848.67
         A1C                550279BC6        5.59500%      105,020,250.13         505,978.81
         B-1                550279BG7        5.86500%       29,652,465.83         149,757.31
         B-2                550279BH5        6.28500%       18,433,667.93          99,764.55
         B-3                550279BJ1        7.13500%       11,220,797.87          68,940.89
         B-4                550279BK8        7.13500%       10,418,812.31          64,013.47
         B-5                550279BL6        7.13500%        8,014,855.62          49,243.50
         B-6                550279BM4        7.13500%        6,411,526.84          39,392.60
         PO                 550279BE2        0.00000%              100.00               0.00
         A-R                550279BF9        6.49283%                0.00               0.00
          X                 550279BD4        1.10542%                0.00         711,045.35

Totals                                                     784,287,227.28       4,562,283.04


                               Certificateholder Distribution Summary (continued)

       Class               Principal            Current             Ending             Total         Cumulative
                        Distribution           Realized        Certificate      Distribution           Realized
                                                   Loss            Balance                               Losses
        A1A             3,761,345.03               0.00     416,319,655.50      5,781,642.92               0.00
        A1B             1,567,227.09               0.00     173,466,523.13      2,421,075.76               0.00
        A1C               940,336.26               0.00     104,079,913.88      1,446,315.07               0.00
        B-1                     0.00               0.00      29,652,465.83        149,757.31               0.00
        B-2                     0.00               0.00      18,433,667.93         99,764.55               0.00
        B-3                     0.00               0.00      11,220,797.87         68,940.89               0.00
        B-4                     0.00               0.00      10,418,812.31         64,013.47               0.00
        B-5                     0.00               0.00       8,014,855.62         49,243.50               0.00
        B-6                     0.00               0.00       6,411,526.84         39,392.60               0.00
        PO                      0.00               0.00             100.00              0.00               0.00
        A-R                     0.00               0.00               0.00              0.00               0.00
         X                      0.00               0.00               0.00        711,045.35               0.00

Totals                  6,268,908.38               0.00     778,018,318.91     10,831,191.42               0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.



                                               Principal Distribution Statement

       Class                  Original          Beginning        Scheduled         UnScheduled       Accretion        Realized
                                  Face        Certificate        Principal           Principal                            Loss
                                Amount            Balance     Distribution        Distribution
        A1A             430,392,000.00     420,081,000.53             0.00        3,761,345.03            0.00            0.00
        A1B             179,330,000.00     175,033,750.22             0.00        1,567,227.09            0.00            0.00
        A1C             107,598,000.00     105,020,250.13             0.00          940,336.26            0.00            0.00
        B-1              29,653,000.00      29,652,465.83             0.00                0.00            0.00            0.00
        B-2              18,434,000.00      18,433,667.93             0.00                0.00            0.00            0.00
        B-3              11,221,000.00      11,220,797.87             0.00                0.00            0.00            0.00
        B-4              10,419,000.00      10,418,812.31             0.00                0.00            0.00            0.00
        B-5               8,015,000.00       8,014,855.62             0.00                0.00            0.00            0.00
        B-6               6,411,642.34       6,411,526.84             0.00                0.00            0.00            0.00
         PO                     100.00             100.00             0.00                0.00            0.00            0.00
        A-R                     100.00               0.00             0.00                0.00            0.00            0.00
         X                        0.00               0.00             0.00                0.00            0.00            0.00

Totals                  801,473,842.34     784,287,227.28             0.00        6,268,908.38            0.00            0.00


                                Principal Distribution Statement (continued)

        Class                       Total             Ending            Ending               Total
                                Principal        Certificate       Certificate           Principal
                                Reduction            Balance        Percentage        Distribution
         A1A                 3,761,345.03     416,319,655.50        0.96730342        3,761,345.03
         A1B                 1,567,227.09     173,466,523.13        0.96730342        1,567,227.09
         A1C                   940,336.26     104,079,913.88        0.96730342          940,336.26
         B-1                         0.00      29,652,465.83        0.99998199                0.00
         B-2                         0.00      18,433,667.93        0.99998199                0.00
         B-3                         0.00      11,220,797.87        0.99998199                0.00
         B-4                         0.00      10,418,812.31        0.99998199                0.00
         B-5                         0.00       8,014,855.62        0.99998199                0.00
         B-6                         0.00       6,411,526.84        0.99998199                0.00
          PO                         0.00             100.00        1.00000000                0.00
         A-R                         0.00               0.00        0.00000000                0.00
          X                          0.00               0.00        0.00000000                0.00

Totals                       6,268,908.38     778,018,318.91        0.97073451        6,268,908.38



                                          Principal Distribution Factors Statement

       Class                Original              Beginning             Scheduled           UnScheduled           Accretion
                                Face            Certificate             Principal             Principal
                              Amount                Balance          Distribution          Distribution
        A1A           430,392,000.00           976.04277154            0.00000000            8.73934699          0.00000000
        A1B           179,330,000.00           976.04277154            0.00000000            8.73934696          0.00000000
        A1C           107,598,000.00           976.04277152            0.00000000            8.73934701          0.00000000
        B-1            29,653,000.00           999.98198597            0.00000000            0.00000000          0.00000000
        B-2            18,434,000.00           999.98198600            0.00000000            0.00000000          0.00000000
        B-3            11,221,000.00           999.98198645            0.00000000            0.00000000          0.00000000
        B-4            10,419,000.00           999.98198580            0.00000000            0.00000000          0.00000000
        B-5             8,015,000.00           999.98198628            0.00000000            0.00000000          0.00000000
        B-6             6,411,642.34           999.98198589            0.00000000            0.00000000          0.00000000
         PO                   100.00          1000.00000000            0.00000000            0.00000000          0.00000000
        A-R                   100.00             0.00000000            0.00000000            0.00000000          0.00000000
         X                      0.00             0.00000000            0.00000000            0.00000000          0.00000000


                                    Principal Distribution Factors Statement (continued)

       Class                Realized                  Total                Ending                 Ending               Total
                                Loss              Principal           Certificate            Certificate           Principal
                                                  Reduction               Balance             Percentage        Distribution
        A1A               0.00000000             8.73934699          967.30342455             0.96730342          8.73934699
        A1B               0.00000000             8.73934696          967.30342458             0.96730342          8.73934696
        A1C               0.00000000             8.73934701          967.30342460             0.96730342          8.73934701
        B-1               0.00000000             0.00000000          999.98198597             0.99998199          0.00000000
        B-2               0.00000000             0.00000000          999.98198600             0.99998199          0.00000000
        B-3               0.00000000             0.00000000          999.98198645             0.99998199          0.00000000
        B-4               0.00000000             0.00000000          999.98198580             0.99998199          0.00000000
        B-5               0.00000000             0.00000000          999.98198628             0.99998199          0.00000000
        B-6               0.00000000             0.00000000          999.98198589             0.99998199          0.00000000
         PO               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        A-R               0.00000000             0.00000000            0.00000000             0.00000000          0.00000000
         X                0.00000000             0.00000000            0.00000000             0.00000000          0.00000000


NOTE: All Class are per $ 1,000 denomination



                                                 Interest Distribution Statement

        Class             Accrual          Accrual         Current          Beginning             Current            Payment of
                           Dates            Days       Certificate       Certificate/             Accrued        Unpaid Interest
                                                              Rate           Notional            Interest          Shortfall (1)
                                                                              Balance
         A1A         07/25/06 - 08/24/06     31           5.58500%     420,081,000.53        2,020,297.89                   0.00
         A1B         07/25/06 - 08/24/06     31           5.66500%     175,033,750.22          853,848.67                   0.00
         A1C         07/25/06 - 08/24/06     31           5.59500%     105,020,250.13          505,978.81                   0.00
         B-1         07/25/06 - 08/24/06     31           5.86500%      29,652,465.83          149,757.31                   0.00
         B-2         07/25/06 - 08/24/06     31           6.28500%      18,433,667.93           99,764.55                   0.00
         B-3         07/25/06 - 08/24/06     31           7.13500%      11,220,797.87           68,940.89               3,555.62
         B-4         07/25/06 - 08/24/06     31           7.13500%      10,418,812.31           64,013.47               3,301.49
         B-5         07/25/06 - 08/24/06     31           7.13500%       8,014,855.62           49,243.50               2,539.73
         B-6         07/25/06 - 08/24/06     31           7.13500%       6,411,526.84           39,392.60               2,031.67
         PO                          N/A     N/A          0.00000%             100.00                0.00                   0.00
         A-R                         N/A     N/A          6.49283%               0.00                0.00                   0.00
          X          07/01/06 - 07/30/06     30           1.10542%     784,287,227.28          722,473.85                   0.00
Totals                                                                                       4,573,711.54              11,428.51




                                       Interest Distribution Statement (continued)

        Class                  Current      Non-Supported              Total          Remaining                   Ending
                              Interest           Interest           Interest    Unpaid Interest             Certificate/
                          Shortfall(1)          Shortfall       Distribution       Shortfall(1)                 Notional
                                                                                                                 Balance
         A1A                      0.00               0.00       2,020,297.89               0.00           416,319,655.50
         A1B                      0.00               0.00         853,848.67               0.00           173,466,523.13
         A1C                      0.00               0.00         505,978.81               0.00           104,079,913.88
         B-1                      0.00               0.00         149,757.31               0.00            29,652,465.83
         B-2                      0.00               0.00          99,764.55               0.00            18,433,667.93
         B-3                  3,555.62               0.00          68,940.89               0.00            11,220,797.87
         B-4                  3,301.49               0.00          64,013.47               0.00            10,418,812.31
         B-5                  2,539.73               0.00          49,243.50               0.00             8,014,855.62
         B-6                  2,031.67               0.00          39,392.60               0.00             6,411,526.84
         PO                       0.00               0.00               0.00               0.00                   100.00
         A-R                      0.00               0.00               0.00               0.00                     0.00
          X                       0.00               0.00         711,045.35               0.00           778,018,318.90

Totals                       11,428.51               0.00       4,562,283.04               0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

                                          Interest Distribution Factors Statement

       Class                  Original          Current              Beginning                 Current          Payment of
                                  Face      Certificate            Certificate/                Accrued      Unpaid Interest
                                Amount             Rate                Notional               Interest        Shortfall (1)
                                                                        Balance
        A1A             430,392,000.00         5.58500%            976.04277154             4.69408792           0.00000000
        A1B             179,330,000.00         5.66500%            976.04277154             4.76132644           0.00000000
        A1C             107,598,000.00         5.59500%            976.04277152             4.70249270           0.00000000
        B-1              29,653,000.00         5.86500%            999.98198597             5.05032577           0.00000000
        B-2              18,434,000.00         6.28500%            999.98198600             5.41198600           0.00000000
        B-3              11,221,000.00         7.13500%            999.98198645             6.14391676           0.31687194
        B-4              10,419,000.00         7.13500%            999.98198580             6.14391688           0.31687206
        B-5               8,015,000.00         7.13500%            999.98198628             6.14391765           0.31687211
        B-6               6,411,642.34         7.13500%            999.98198589             6.14391725           0.31687201
         PO                     100.00         0.00000%           1000.00000000             0.00000000           0.00000000
        A-R                     100.00         6.49283%              0.00000000             0.00000000           0.00000000
         X                        0.00         1.10542%            978.55623708             0.90143160           0.00000000

                                      Interest Distribution Factors Statement (continued)

     Class                   Current          Non-Supported                 Total       Remaining Unpaid               Ending
                            Interest               Interest              Interest               Interest          Certificate/
                        Shortfall(1)              Shortfall          Distribution           Shortfall(1)              Notional
                                                                                                                       Balance
        A1A               0.00000000             0.00000000            4.69408792             0.00000000          967.30342455
        A1B               0.00000000             0.00000000            4.76132644             0.00000000          967.30342458
        A1C               0.00000000             0.00000000            4.70249270             0.00000000          967.30342460
        B-1               0.00000000             0.00000000            5.05032577             0.00000000          999.98198597
        B-2               0.00000000             0.00000000            5.41198600             0.00000000          999.98198600
        B-3               0.31687194             0.00000000            6.14391676             0.00000000          999.98198645
        B-4               0.31687206             0.00000000            6.14391688             0.00000000          999.98198580
        B-5               0.31687211             0.00000000            6.14391765             0.00000000          999.98198628
        B-6               0.31687201             0.00000000            6.14391725             0.00000000          999.98198589
        PO                0.00000000             0.00000000            0.00000000             0.00000000         1000.00000000
        A-R               0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
         X                0.00000000             0.00000000            0.88717225             0.00000000          970.73451159

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All Class are per $ 1,000 denomination


                                        CERTIFICATEHOLDER ACCOUNT STATEMENT

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                               11,097,175.66
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                    45,379.88
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
Total Deposits                                                                                        11,142,555.54

Withdrawals
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                  38,962.39
     Total Administration Fees                                                                           272,401.73
     Payment of Interest and Principal                                                                10,831,191.42
Total Withdrawals (Pool Distribution Amount)                                                          11,142,555.54

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.




                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    244,051.04
Lender Paid Mortgage Insurance*                                                          12,304.51
Master Servicing Fee - Wells Fargo Bank, N.A.                                             8,169.66
Premium Amount - Financial Security Assurance Inc.,                                       7,876.52
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               272,401.73

*Servicer Payees include: COUNTRYWIDE HOME LOANS INC.; PAUL FINANCIAL, LLC


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                  Class A1C Financial Guarantee Ins                0.00                0.00              0.00               0.00
                            Basis Risk Reserve Fund                0.00           11,428.50         11,428.50               0.00

                                     COLLATERAL STATEMENT
Collateral Description                                                               Mixed ARM
Weighted Average Gross Coupon                                                        7.397318%
Weighted Average Net Coupon                                                          7.023907%
Weighted Average Pass-Through Rate                                                   6.992580%
Weighted Average Remaining Term                                                            354

Beginning Scheduled Collateral Loan Count                                                1,530
Number Of Loans Paid In Full                                                                16
Ending Scheduled Collateral Loan Count                                                   1,514

Beginning Scheduled Collateral Balance                                          784,287,227.28
Ending Scheduled Collateral Balance                                             778,018,318.90
Ending Actual Collateral Balance at 31-Jul-2006                                 776,160,404.44

Monthly P&I Constant                                                              2,625,924.02
Special Servicing Fee                                                                     0.00
Realized Loss Amount                                                                      0.00
Cumulative Realized Loss                                                                  0.00

Scheduled Principal                                                                       0.00
Unscheduled Principal                                                             8,477,669.06


                            Additional Reporting - Deal Level



                                 Informational Reporting
One-Month MTA Loans Principal Balance                                        2,706,630.69
One-Month COFI Loans Principal Balance                                     775,311,688.21


                                   Structural Reporting
Deferred Interest                                                            2,208,760.68
Net WAC                                                                         6.992580%
Senior Percentage                                                              89.270241%
Senior Prepayment Percentage                                                  100.000000%
Subordinate Percentage                                                         10.729759%
Subordinate Prepayment Percentage                                               0.000000%
Net WAC Cap                                                                     6.767013%
Net Deferred Interest                                                                0.00


                                 Trigger Event Reporting
Rolling Six Month Delinquency Test
     Trigger Result                                                                  Pass
     Threshold Value                                                           50.000000%
     Calculated Value                                                           3.766707%
Senior Step Dowm Cumulative Loss Test
     Trigger Result                                                                  Pass
     Threshold Value                                                           30.000000%
     Calculated Value                                                           0.000000%
Senior Step Down Condition
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.000000%
     Calculated Value                                                           0.000000%
Two Times Delinquency Test
     Trigger Result                                                                  Pass
     Threshold Value                                                           50.000000%
     Calculated Value                                                           3.766707%
Two Times Cumulative Loss Test
     Trigger Result                                                                  Pass
     Threshold Value                                                           20.000000%
     Calculated Value                                                           0.000000%
Two Times Test
     Trigger Result                                                                  Pass


                               LOAN STATUS STRATIFICATION/CREDIT ENHANCEMENT STATEMENT

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      17                  0                    0                   0                    17
             7,758,169.50        0.00                 0.00                0.00                 7,758,169.50

60 Days      4                   0                    0                   0                    4
             1,547,395.42        0.00                 0.00                0.00                 1,547,395.42

90 Days      3                   0                    0                   0                    3
             2,722,822.21        0.00                 0.00                0.00                 2,722,822.21

120 Days     1                   0                    1                   0                    2
             471,387.88          0.00                 1,239,834.51        0.00                 1,711,222.39

150 Days     0                   0                    2                   0                    2
             0.00                0.00                 837,630.03          0.00                 837,630.03

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       25                  0                    3                   0                    28
             12,499,775.01       0.00                 2,077,464.54        0.00                 14,577,239.55

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      1.122853%           0.000000%            0.000000%           0.000000%            1.122853%
             0.999557%           0.000000%            0.000000%           0.000000%            0.999557%

60 Days      0.264201%           0.000000%            0.000000%           0.000000%            0.264201%
             0.199365%           0.000000%            0.000000%           0.000000%            0.199365%

90 Days      0.198151%           0.000000%            0.000000%           0.000000%            0.198151%
             0.350807%           0.000000%            0.000000%           0.000000%            0.350807%

120 Days     0.066050%           0.000000%            0.066050%           0.000000%            0.132100%
             0.060733%           0.000000%            0.159739%           0.000000%            0.220473%

150 Days     0.000000%           0.000000%            0.132100%           0.000000%            0.132100%
             0.000000%           0.000000%            0.107920%           0.000000%            0.107920%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       1.651255%           0.000000%            0.198151%           0.000000%            1.849406%
             1.610463%           0.000000%            0.267659%           0.000000%            1.878122%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                      45,379.88






                REO Detail - All Mortgage Loans in REO during Current Period


 Summary                                                             12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              0                   Sep-05            0.000%
     Original Principal Balance             0.00                   Oct-05            0.000%
     Current Actual Balance                 0.00                   Nov-05            0.000%
                                                                   Dec-05            0.000%
 Current REO Total                                                 Jan-06            0.000%
     Loans in REO                              0                   Feb-06            0.000%
     Original Principal Balance             0.00                   Mar-06            0.000%
     Current Actual Balance                 0.00                   Apr-06            0.000%
                                                                   May-06            0.000%
                                                                   Jun-06            0.000%
                                                                   Jul-06            0.000%
                                                                   Aug-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.





                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                           12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      1                   Sep-05            0.000%
     Original Principal Balance     1,238,000.00                   Oct-05            0.000%
     Current Actual Balance         1,239,834.51                   Nov-05            0.000%
                                                                   Dec-05            0.000%
 Current Foreclosure Total                                         Jan-06            0.000%
     Loans in Foreclosure                      3                   Feb-06            0.000%
     Original Principal Balance     2,078,000.00                   Mar-06            0.000%
     Current Actual Balance         2,077,464.54                   Apr-06            0.000%
                                                                   May-06            0.000%
                                                                   Jun-06            0.000%
                                                                   Jul-06            0.107%
                                                                   Aug-06            0.268%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance
       Summary              0107207144         Jul-2006        01-Dec-2005             CA              75.00        360,000.00
       Summary              0110794989         Aug-2006        01-Jan-2006             CA              56.27      1,238,000.00
       Summary              0120781510         Jul-2006        01-Dec-2005             CA              80.00        480,000.00


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest
       Summary               0107207144       357,804.45       01-Feb-2006              5          8.250%            13,626.01
       Summary               0110794989     1,239,834.51       01-Mar-2006              4          6.875%            38,491.43
       Summary               0120781510       479,825.58       01-Feb-2006              5          6.750%            14,620.67


              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period


 Summary                                                             12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                   Sep-05            0.000%
     Original Principal Balance             0.00                   Oct-05            0.000%
     Current Actual Balance                 0.00                   Nov-05            0.000%
                                                                   Dec-05            0.000%
 Current Bankruptcy Total                                          Jan-06            0.000%
     Loans in Bankruptcy                       0                   Feb-06            0.000%
     Original Principal Balance             0.00                   Mar-06            0.000%
     Current Actual Balance                 0.00                   Apr-06            0.000%
                                                                   May-06            0.000%
                                                                   Jun-06            0.000%
                                                                   Jul-06            0.000%
                                                                   Aug-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


Summary



   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006             N/A             N/A                        Feb-2006              N/A               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A
         Aug-2006          0.000%             N/A                        Aug-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006             N/A             N/A                        Feb-2006              N/A               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A
         Aug-2006          0.000%             N/A                        Aug-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR /(WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 - ((WAS
- 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Scheduled Balance of Liquidated Loans)










                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  16       7,828,960.00       7,905,890.69          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00       550,158.53


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0104949136            MD              80.00       01-Nov-2005        596,000.00        586,280.56
       Summary               0105085777            CA              62.87       01-Oct-2005        630,000.00        644,702.43
       Summary               0105379038            CA              80.00       01-Dec-2005        478,660.00        484,620.36
       Summary               0105756684            CA              90.00       01-Dec-2005        445,500.00        455,182.04
       Summary               0105848552            CA              80.00       01-Dec-2005        368,000.00        375,017.35
       Summary               0106387107            CA              80.00       01-Dec-2005        616,000.00        627,209.33
       Summary               0106388435            CA              80.00       01-Dec-2005        480,000.00        489,153.02
       Summary               0106699499            NV              73.44       01-Dec-2005        176,250.00        179,272.99
       Summary               0106958643            CA              80.00       01-Dec-2005        540,000.00        546,740.56
       Summary               0107101875            CA              90.00       01-Dec-2005        337,500.00        341,524.55
       Summary               0107165859            CA              74.99       01-Dec-2005        868,400.00        883,472.76
       Summary               0114507856            FL              80.00       01-Dec-2005        182,400.00        184,205.74
       Summary               0114708039            HI              75.00       01-Jan-2006        365,250.00        367,143.92
       Summary               0119878061            VA              76.92       01-Dec-2005        460,000.00        459,726.10
       Summary               0120438849            CA              64.56       01-Jan-2006      1,000,000.00      1,014,659.21
       Summary               0121427283            MD              78.95       01-Jan-2006        285,000.00        288,599.61


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0104949136       Loan Paid in Full          (1)             7.250%             360               9
       Summary              0105085777       Loan Paid in Full          (1)             7.500%             360              10
       Summary              0105379038       Loan Paid in Full          (1)             6.500%             360               8
       Summary              0105756684       Loan Paid in Full           0              9.250%             360               8
       Summary              0105848552       Loan Paid in Full           0              7.500%             360               8
       Summary              0106387107       Loan Paid in Full           0              7.625%             360               8
       Summary              0106388435       Loan Paid in Full          (1)             7.500%             360               8
       Summary              0106699499       Loan Paid in Full           0              7.750%             360               8
       Summary              0106958643       Loan Paid in Full           0              7.000%             360               8
       Summary              0107101875       Loan Paid in Full           0              7.250%             360               8
       Summary              0107165859       Loan Paid in Full           0              7.250%             360               8
       Summary              0114507856       Loan Paid in Full           0              7.875%             360               8
       Summary              0114708039       Loan Paid in Full           0              7.500%             360               7
       Summary              0119878061       Loan Paid in Full           0              6.875%             360               8
       Summary              0120438849       Loan Paid in Full           0              7.125%             360               7
       Summary              0121427283       Loan Paid in Full           0              7.500%             360               7


                                            Prepayment - Voluntary Prepayments

  Summary
     SMM                                   CPR                                      PSA
     Current Month            1.078%       Current Month             12.195%        Current Month                 793.861%
     3 Month Average          0.744%       3 Month Average            8.528%        3 Month Average               618.440%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006       7.521%           N/A                          Mar-2006   1,395.820%           N/A
         Apr-2006       8.525%           N/A                          Apr-2006   1,154.824%           N/A
         May-2006       9.700%           N/A                          May-2006   1,034.223%           N/A
         Jun-2006       4.579%           N/A                          Jun-2006     402.443%           N/A
         Jul-2006       8.810%           N/A                          Jul-2006     659.014%           N/A
         Aug-2006      12.195%           N/A                          Aug-2006     793.861%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 1.000             0                0.00            0.000
     1.000    1.499             0                0.00            0.000
     1.500    1.999             0                0.00            0.000
     2.000    2.499             0                0.00            0.000
     2.500    2.999             0                0.00            0.000
     3.000    3.499             0                0.00            0.000
     3.500    3.999             0                0.00            0.000
     4.000    4.499             0                0.00            0.000
     4.500    4.999             0                0.00            0.000
     5.000    5.499             1          916,722.17            0.118
     5.500    5.999             2          720,707.18            0.093
     6.000    6.499            14        9,853,643.21            1.267
     6.500    6.999           133       80,369,513.69           10.330
     7.000    7.499           611      329,034,256.34           42.291
     7.500    7.999           652      312,676,627.31           40.189
     8.000    8.499            62       28,006,789.72            3.600
     8.500    8.999            28       12,000,033.23            1.542
  >= 9.000                     11        4,440,026.05            0.571
              Total         1,514      778,018,318.90          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
February 23, 2006

Distribution Date
Commencing in March 2006, the 25th day of the month, or, if such day is not a Business Day, the next Business
Day.

LIBOR Determination Date
The second LIBOR Business Day immediately preceding the commencement of each Accrual Period for the LIBOR Certificates.

Record Date
With respect to each Distribution Date (other than the initial Distribution Date) and the Interest-Only Certificates
and the Class A-R Certificates, the last Business Day of the calendar month immediately preceding the month in which that Distribution Date occurs. With respect to each Distribution Date (other than the initial Distribution Date) and the LIBOR Certificates, the last Business Day immediately preceding that Distribution Date, unless any LIBOR
Certificates are no longer Book-Entry Certificates, in which case the Record Date for the related Class of LIBOR
Certificates shall be the last Business Day of the calendar month immediately preceding the month in which that
Distribution Date occurs. With respect to the initial Distribution Date and all Classes of Certificates, the Closing Date.

Servicer Remittance Date
With respect to each Mortgage Loan, the 18th day of each month, or the next Business Day if such 18th day is not a Business Day.

Determination Date
For any Distribution Date and each Mortgage Loan, the date each month, as set forth in the related Servicing Agreement, on which the related Servicer determines the amount of all funds required to be remitted to the Master Servicer on the Servicer Remittance Date with respect to the Mortgage Loans it is servicing.

Business Day
Any day other than a Saturday, a Sunday or a day on which banking or savings institutions in the State of Minnesota, the State of Maryland, the State of Illinois, the
State of New York or in the city in which the Corporate Trust Office of the Trustee is located are authorized or obligated by law or executive order to be closed.

LIBOR Business Day
Any day on which banks in London, England and The City of New York are open and conducting transactions in foreign currency and exchange.




EX-99.2

Copy of the unaudited condensed consolidated balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed consolidated statements of operations and comprehensive income for the six months ended June 30, 2006 and June 30, 2005, the unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2006 and June 30, 2005, all of Financial Security Assurance Inc. and its subsidiaries are incorporated herein by reference from Exhibit 99.1 of the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd., as filed with the Commission on August 14, 2006.